Document and Entity Information	Jan. 01, 2025
Cover [Abstract]
Entity Registrant Name	JONES FINANCIAL COMPANIES LLLP
Amendment Flag	true
Amendment Description	The Jones Financial Companies, L.L.L.P. (the "Partnership") is filing this Form 8-K/A as an amendment (the “Amendment”) to its Current Report on Form 8-K filed with the Securities and Exchange Commission (the “SEC”) on January 7, 2025 (the “Original Form 8-K”), solely to refile a corrected courtesy copy of the Original Form 8-K. After filing the Original Form 8-K, the Partnership determined that the courtesy copy of a Current Report on Form 8-K of the Partnership filed on January 5, 2024 was inadvertently provided as the courtesy copy of the Original Form 8-K. A correct version of the courtesy copy is filed herewith and supersedes and replaces in its entirety the courtesy copy filed with the Original Form 8-K. Except as stated in this Explanatory Note, this Amendment does not otherwise change or update the disclosure set forth in the Original Form 8-K.
Entity Central Index Key	0000815917
Document Type	8-K/A
Document Period End Date	Jan. 01, 2025
Entity Incorporation State Country Code	MO
Entity File Number	0-16633
Entity Tax Identification Number	43-1450818
Entity Address, Address Line One	12555 Manchester Road
Entity Address, City or Town	Des Peres
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63131
City Area Code	314
Local Phone Number	515-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false